Earnings per share - summary of adjusted diluted earnings per share (Details) - £ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Adjusted Earnings Per Share [Abstract]
Earnings per share - diluted (in GBP per share)	£ 1.453	£ 2.036
Effect of adjusting items in depreciation, amortisation and impairment (in GBP per share)	0.284	0.314
Effect of adjusting items in operating expenses (in GBP per share)	0.011	(0.188)
Effect of restructuring costs (in GBP per share)	0.127	0.002
Effect of adjusting net finance costs (in GBP per share)	(0.152)	0.034
Effect of associates' adjusting items net of tax (in GBP per share)	0	(0.563)
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC and hotels business demerger (in GBP per share)	0	0.016
Effect of adjusting items in taxation (in GBP per share)	(0.046)	(0.031)
Adjusted diluted earnings per share (in GBP per share)	1.677	1.620
Impact of translational foreign exchange (in GBP per share)	0.039	0
Adjusted diluted earnings per share translated at 2025 exchange rates (in GBP per share)	£ 1.716	£ 1.620